Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Revenues	$ 38,986	$ 30,746	$ 15,622
Costs	(24,780)	(19,330)	(9,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,042	204	401
Changes in the net realizable value of agricultural products after harvest	(303)	74	(208)
Gross profit / (loss)	15,551	11,546	6,851
Gain from disposal of farmlands	906	280	(2)
Net gain from fair value adjustments of investment properties	22,629	4,888	17,516
General and administrative expenses	(4,414)	(3,628)	(1,950)
Selling expenses	5,306	4,503	2,173
Other operating results, net	1,152	(128)	(110)
(Loss) / Profit from operations	29,964	8,255	19,598
Segment (loss) / profit	17,780	5,028	9,118
Investment properties	163,510	100,189
Property, plant and equipment	20,646	31,150	26,801
Investments in associates	24,747	8,227
Total Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues	6,081	3,915	2,909
Costs	(5,210)	(3,395)	(2,493)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	926	127	376
Changes in the net realizable value of agricultural products after harvest	303	(74)	208
Gross profit / (loss)	2,100	573	1,000
Gain from disposal of farmlands	906	280	(2)
Net gain from fair value adjustments of investment properties	96	331	22
General and administrative expenses	(546)	(411)	(315)
Selling expenses	(649)	(500)	(338)
Management fees
Other operating results, net	567	75	(80)
(Loss) / Profit from operations	2,474	348	287
Share of profit / (loss) of associates	23	8	23
Segment (loss) / profit	2,497	356	310
Investment properties	923	304	103
Property, plant and equipment	7,228	4,640	3,247
Investments in associates	83	49	54
Other reportable assets	3,528	2,020	1,732
Reportable assets	11,762	7,013	5,136
Agricultural Production [Member]
Disclosure of operating segments [line items]
Revenues	3,603	2,197	1,765
Costs	(2,930)	(1,810)	(1,419)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	926	127	376
Changes in the net realizable value of agricultural products after harvest	303	(74)	208
Gross profit / (loss)	1,902	440	930
Gain from disposal of farmlands
Net gain from fair value adjustments of investment properties
General and administrative expenses	(348)	(254)	(185)
Selling expenses	(468)	(370)	(248)
Management fees
Other operating results, net	18	70	(82)
(Loss) / Profit from operations	1,104	(114)	415
Share of profit / (loss) of associates	24	12	26
Segment (loss) / profit	1,128	(102)	441
Investment properties	923	304	103
Property, plant and equipment	7,093	4,531	3,187
Investments in associates	39	45	54
Other reportable assets	3,167	1,780	1,570
Reportable assets	11,222	6,660	4,914
Land Transformation And Sales [Member]
Disclosure of operating segments [line items]
Revenues
Costs	(12)	(11)	(9)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	(12)	(11)	(9)
Gain from disposal of farmlands	906	280	(2)
Net gain from fair value adjustments of investment properties	96	331	22
General and administrative expenses	(1)	(1)	(1)
Selling expenses
Management fees
Other operating results, net	511
(Loss) / Profit from operations	1,500	599	10
Share of profit / (loss) of associates
Segment (loss) / profit	1,500	599	10
Investment properties
Property, plant and equipment	18	12	18
Investments in associates
Other reportable assets
Reportable assets	18	12	18
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)
Gain from disposal of farmlands
Net gain from fair value adjustments of investment properties
General and administrative expenses	(89)	(84)	(76)
Selling expenses
Management fees
Other operating results, net
(Loss) / Profit from operations	(89)	(84)	(76)
Share of profit / (loss) of associates
Segment (loss) / profit	(89)	(84)	(76)
Investment properties
Property, plant and equipment
Investments in associates
Other reportable assets
Reportable assets
Others [Member]
Disclosure of operating segments [line items]
Revenues	2,478	1,718	1,144
Costs	(2,268)	(1,574)	(1,065)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	210	144	79
Gain from disposal of farmlands
Net gain from fair value adjustments of investment properties
General and administrative expenses	(108)	(72)	(53)
Selling expenses	(181)	(130)	(90)
Management fees
Other operating results, net	38	5	2
(Loss) / Profit from operations	(41)	(53)	(62)
Share of profit / (loss) of associates	(1)	(4)	(3)
Segment (loss) / profit	(42)	(57)	(65)
Investment properties
Property, plant and equipment	117	97	42
Investments in associates	44	4
Other reportable assets	361	240	162
Reportable assets	$ 522	$ 341	$ 204